Property, Equipment and Software, Net (Details Narrative) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense					$ 32,405	$ 21,374	$ 29,882	$ 21,578	$ 10,258
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Impairment							1,100	600	500
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 10,300		$ 6,500		$ 29,200	$ 17,800	$ 25,100	$ 16,200	$ 6,400
Impairment		$ 9,100		$ 5,400